Reserves - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 16, 2016 $ / shares	Aug. 15, 2016 $ / shares	Feb. 28, 2013 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares Option $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares Option $ / shares	Dec. 31, 2015 CAD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares				Each warrant entitles the holder the right to purchase one of the Company's common shares.	Each warrant entitles the holder the right to purchase one of the Company's common shares.
Share purchase options outstanding | Option					4,232,260		4,097,400	4,285,300
Options outstanding weighted average exercise price					$ 26.71		$ 27.36	$ 29.88
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option				Ten years	Ten years
Vesting period				Two years	Two years
Trailing period for expected volatility				30 months	30 months
Description of share option grants				The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.	The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Share purchase options outstanding | Option					4,232,260		4,097,400
Options outstanding weighted average exercise price					$ 26.71		$ 27.36
Weighted average share price					$ 27.80		$ 38.68
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued				Five years	Five years
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU issued | shares				145,950	145,950	40,450	40,450
Weighted average fair value per RSU granted | $ / shares					$ 27.39		$ 23.32
Fair value of RSUs issued during the year				$ 3		$ 1
RSUs outstanding at reporting date | shares				313,846	313,846	191,381	191,381
Gold interests [member] | Sudbury [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants previously issued which were re-priced | shares			10,000,000
Exercise price per warrant outstanding | $ / shares			$ 65.00
Warrant expiration date			Feb. 28, 2023
Gold interests [member] | Salobo [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per warrant outstanding | $ / shares	$ 43.75	$ 65.00